INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets		$ 355.8	$ 379.7	$ 447.4
Impairment of intangible assets	$ 34.1	$ 5.3	22.1
Loss related to information technology with the development of a new digital platform			$ 12.8